Debt (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Prior to September 29, 2013 [Member]
Applicable Premium	2.00%	2.00%
Prior To September 29, 2014 [Member]
Applicable Premium	1.00%	1.00%
On Or After September 29, 2014 [Member]
Applicable Premium	0.00%	0.00%